As filed, via EDGAR, with the Securities and Exchange Commission on June 9, 1998


                                                            File No.: 333-42837
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               -------------------

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        [ ] Pre-Effective Amendment No. __

                        [X] Post-Effective Amendment No. 1
                        (check appropriate box or boxes)
                               -------------------


                             THE VICTORY PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-539-3863
                        (Area Code and Telephone Number)

                  3435 Stelzer Road, Columbus, Ohio 43219-3035
                    (Address of Principal Executive Offices)
                               -------------------

                                Michael Sullivan
                               BISYS Fund Services
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                     (Name and address of agent for service)

                                   Copies to:

                                William J. Blake
                            Key Asset Management Inc.
                                127 Public Square
                              Cleveland, Ohio 44114

                                  Jay G. Baris
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                            New York, New York 10022
                               -------------------

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

                             THE VICTORY PORTFOLIOS
                              Cross Reference Sheet
                           Items Required by Form N-14


PART A
 N-14

THE REGISTRANT HAS FILED THE INFORMATION IN THE PROSPECTUS/PROXY STATEMENT IN THE DEFINITIVE FILING OF ITS REGISTRATION STATEMENT ON FORM N- 14 PURSUANT TO RULE 497(B) ON FEBRUARY 12, 1998, (ACCESSION NUMBER 0000922423- 98-000129) AND
ARE HEREBY INCORPORATED HEREIN BY REFERENCE. THE REGISTRANT HAS NOT AMENDED ITS PROSPECTUS/PROXY STATEMENT.

Item No.            Item Caption                                  Prospectus Caption

 1.     Beginning of Registration Statement                  Cross Reference Sheet;
        and Outside Front Cover Page of                      Front Cover Page.
        Prospectus

 2.     Beginning and Outside Back Cover
        Page of Prospectus                                   Table of Contents.

 3.     Fee Table, Synopsis                                  Synopsis; Comparison of the Funds'
        Information and Risk Factors                         Investment Objectives, Policies, and
                                                             Risks; Comparison of Fees and
                                                             Expenses.

 4.     Information About the Transaction                    Reasons for the Transaction;
                                                             Information about the Transaction.

 5.     Information   About the Registrant                   Comparison  of  the Funds' Investment
                                                             Objectives, Policies, and Risks;
                                                             Information about  the Funds;
                                                             Additional Information.

 6.     Information About the Company                        Comparison of the Funds'
        Being Acquired                                       Investment Objectives, Policies, and
                                                             Risks ; Information about the
                                                             Funds; Additional Information.

 7.     Voting Information                                   Information Relating to Voting
                                                             Matters.

 8.     Interest of Certain Persons and                      Information About the Funds.
        Experts

 9.     Additional Information Required                      Inapplicable.
        for Reoffering by Persons Deemed
        to be Underwriters



PART B
 N-14                                                             Statement of Additional
Item No.            Item Caption                                    Information Caption

10.     Cover Page                                           Cover Page.

11.     Table of Contents                                    Cover Page.

12.     Additional Information About
        the Registrant                                       Statement of Additional Information
                                                             of The Victory Portfolios dated
                                                             March 1, 1997.

13.     Additional Information About
        the Company Being Acquired                           Inapplicable.

14.     Financial Statements                                 Audited annual financial statements
                                                             of The Victory Portfolios as of
                                                             October 31, 1997; Audited annual
                                                             financial statements of Key Mutual
                                                             Funds as of November 30, 1997; Pro-forma
                                                             combined financial statements of the
                                                             Victory Stock Index Fund, Victory
                                                             Special Growth Fund, Victory
                                                             Diversified Stock Fund, Key Stock
                                                             Index Fund, SBSF Capital Growth
                                                             Fund, and SBSF Fund,  as of
                                                             October 31, 1997.


PART C
 N-14
Item No.            Item Caption                                      Part C Caption

15.     Indemnification                                      Indemnification.

16.     Exhibits                                             Exhibits.

17.     Undertakings                                         Undertakings.

                                EXPLANATORY NOTE

THE PURPOSE OF THIS FILING IS TO FILE OPINIONS OF KRAMER, LEVIN, NAFTALIS & FRANKEL AND OPINIONS OF MORRIS, NICHOLS, ARSCHT & TUNNELL, ALL AS TO THE LEGALITY OF THE SECURITIES BEING ISSUED, AS WELL AS OPINIONS OF KRAMER, LEVIN, NAFTALIS & FRANKEL SUPPORTING THE TAX CONSEQUENCES OF THE REORGANIZATION AS UNDERTAKEN IN PRE-EFFECTIVE AMENDMENT NO. 2 AS FILED ELECTRONICALLY ON FEBRUARY 3, 1998, ACCESSION NUMBER 0000922423-98- 000095. THE PROSPECTUS/PROXY STATEMENT HAS NOT BEEN AMENDED AND IS INCORPORATED BY REFERENCE HEREIN IN ITS ENTIRETY. THE STATEMENT OF ADDITIONAL INFORMATION IS BEING FILED SOLELY FOR THE PURPOSE OF INCLUDING THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION THAT WAS INADVERTENTLY DELETED FROM THE DEFINITIVE VERSION FILED PURSUANT TO RULE 497(B) ON FEBRUARY 12, 1998, (ACCESSION NUMBER 0000922423-98-000129). THIS FILING ALSO INCLUDES UPDATING ITEM 16 TO PART C.

Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                             THE VICTORY PORTFOLIOS


                                     PART C

Item 15.  Indemnification.

Article X, Section 10.02 of the Registrant's Delaware Trust Instrument, incorporated herein as Exhibit 1 hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:

"Section 10.02  Indemnification.

          (a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

                    (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                    (ii) the words "claim,"  "action,"  "suit," or  "proceeding"
          shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No  indemnification  shall  be  provided  hereunder  to a  Covered
          Person:

                    (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                    (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

          (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

Indemnification of the Registrant's principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in Section V of the Distribution Agreement incorporated by reference as Exhibit 7(a) hereto,
Section 28 of the Custody Agreement incorporated by reference as Exhibit 9 hereto, Section 5 of the Registrant's Fund Accounting Agreement dated May 31, 1995 between the Registrant and BISYS Fund Services Ohio, Inc. which was filed as Exhibit 9(d) to Post-Effective Amendment No. 22 of the Registrant's Registration Statement on Form N-1A filed on August 28, 1995, and Section 7 of the Transfer Agency and Service Agreement dated July 12, 1996 between the Registrant and State Street Bank and Trust Company filed as Exhibit 6(a) to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A. Registrant has obtained from a major insurance carrier a trustee's and officer's liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Investment Company Act of 1940, as amended, and will be governed by the final adjudication of such issue.

Item 16.  Exhibits.

Exhibit No.

EX-99.1             Delaware  Trust   Instrument   dated  December  6,  1995  is
                    incorporated herein by reference to Exhibit 99.B1(a) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

EX-99.2 By-Laws adopted December 6, 1995 are incorporated herein by reference to Exhibit 99.B2 to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

EX-99.3             Inapplicable.

EX-99.4 Agreement and Plan of Reorganization and Liquidation filed as Exhibit A to Part A incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-14 filed electronically on January 30, 1998, accession number 0000922423-98-000087.

EX-99.5             Inapplicable.

EX-99.6(a)          Investment  Advisory  Agreement  dated as of March 1,  1997, between  the  Registrant  and Key Asset  Management  Inc. is incorporated  herein by reference to Exhibit  99.B(5)(a)  to
                    Post-Effective   Amendment   No.  34  to  the   Registrant's
                    Registration Statement on Form N-1A filed electronically on December 12, 1997, accession number 0000922423-97-001015.

EX-99.7(a)          Distribution  Agreement  dated  June  1,  1996  between  the
                    Registrant  and BISYS Fund Services  Limited  Partnership is
                    incorporated  herein by  reference  to Exhibit  99.B6(a)  to
                    Post-Effective   Amendment   No.  30  to  the   Registrant's
                    Registration Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423-96-000344.

EX-99.7(b)          Form of  Broker-Dealer  Agreement is incorporated  herein by reference to Exhibit  99.B6(b) to  Post-Effective  Amendment
                    No. 27 to the  Registrant's  Registration  Statement on Form
                    N-1A filed electronically on January 31, 1996, accession number 0000922423-96-000047.

EX-99.8             Inapplicable.

EX-99.9(a)          Amended and Restated Mutual Fund Custody Agreement dated May
                    24, 1995 by and between the Registrant and Key Trust Custody of Ohio, N.A. is incorporated herein by reference to Exhibit
                    8(a) to Post-Effective  Amendment No. 22 to the Registrant's
                    Registration  Statement  on Form N-1A  filed on  August  28,
                    1995.

EX-99.9(b)          Custody  Agreement dated May 31, 1996 between Morgan Stanley
                    Trust Company and Key Trust Company of Ohio is  incorporated herein by  reference to Exhibit  99.B8(c) to  Post-Effective
                    Amendment No. 30 to the Registrant's  Registration Statement
                    on  Form  N-1A  filed   electronically  on  July  30,  1996,
                    accession number 0000922423-96-000344.

EX-99.10(a)         Distribution  and  Service  Plan  dated June 5, 1995 for The
                    Victory Portfolios Class A Shares of National Municipal Bond
                    Fund,  New York Tax-Free  Fund,  Fund for Income,  Financial
                    Reserves  Fund,   Institutional   Money  Market  Fund,  Ohio
                    Municipal  Money Market Fund  Lakefront Fund and Real Estate
                    Investment Fund with amended Schedule I dated March 1, 1997 is incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 31 to Registrant's Registration
                    Statement or Form N-1A filed  electronically  on February 7,
                    1997, accession number 0000922423-97-000066.

EX-99.10(b)         Distribution  Plan  dated June 5, 1995 for Class B Shares of
                    National Municipal Bond Fund, and New York Tax-Free Fund and
                    adopted  December  6, 1995 for  Class B Shares  of  Balanced
                    Fund,  Diversified  Stock Fund,  International  Growth Fund,
                    Ohio Regional Stock Fund, Special Value Fund,  Institutional
                    Money Market Fund and Investor Shares of the U.S. Government
                    Obligations  Fund is  incorporated  herein by  reference  to
                    Exhibit  15(b)  to   Post-Effective   Amendment  No.  27  to
                    Registrant's  Registration  Statement  on  Form  N-1A  filed
                    electronically   on  January  31,  1996,   accession  number
                    0000922423-96-000047.

EX-99.B10(c)        Amended and Restated Rule 18f-3  Multi-Class  Plan effective as of December 3, 1997 is filed herewith.

EX-99.11(a)         Opinions  of  Kramer,  Levin,  Naftalis  & Frankel as to the
                    legality of the securities being issued are filed herewith.

EX-99.11(b)         Opinions of  Morris,  Nichols,  Arscht &  Tunnell  as to the
                    legality of the securities being issued are filed herewith.

EX-99.12 Opinions of Kramer, Levin, Naftalis & Frankel as to tax consequences are filed herewith.

EX-99.13            Inapplicable.

EX-99.14(a)         Consents of Coopers & Lybrand L.L.P. is incorporated  herein by reference to Exhibit 99.14(a) to Pre-Effective  Amendment
                    No. 2 to Registrant's Registration Statement on Form N-14 filed electronically on February 3, 1998, accession number
                    0000922423-98-000095.

EX-99.14(b)         Consent  of  Price  Waterhouse  is  incorporated  herein  by reference to Exhibit 99.14(b) to Pre-Effective Amendment No.
                    2 to Registrant's  Registration Statement on Form N-14 filed
                    electronically   on  February  3,  1998,   accession  number
                    0000922423-98-000095.

EX-99.14(c)         Consent of Kramer, Levin, Naftalis & Frankel is incorporated herein by  reference  to Exhibit  99.14(c) to  Pre-Effective
                    Amendment No. 2 to  Registrant's  Registration  Statement on
                    Form  N-14  filed   electronically   on  February  3,  1998,
                    accession number 0000922423-98-000095.

EX-99.15            Inapplicable.

EX-99.16(a)         Powers of Attorney of Leigh A. Wilson,  Edward P.  Campbell,
                    Harry Gazelle,  Thomas F. Morrissey,  H. Patrick Swygert and
                    Eugene J. McDonald are  incorporated  herein by reference to
                    Exhibit 99.B19(b)   to  Post-Effective  Amendment  No. 36 to
                    Registrant's  Registration  Statement  on  Form  N-1A  filed
                    electronically  on  February  27,  1998,   accession  number
                    0000922423-98-000264.

EX-99.16(b)         Powers  of  Attorney  of Roger  Noall  and Frank A. Weil are
                    incorporated   herein  by  reference to  Exhibit 99.16(b) to
                    Pre-Effective  Amendment No. 2 to Registrant's  Registration
                    Statement on Form N-14 filed  electronically  on February 3,
                    1998, accession number 0000922423-98-000095.

EX-99.17(a)         Form of Proxy Card is  incorporated  herein by  reference to
                    Exhibit  99.17(a)  to  Pre-Effective   Amendment  No.  2  to
                    Registrant's  Registration  Statement  on  Form  N-14  filed
                    electronically   on  February  3,  1998,   accession  number
                    0000922423-98-000095.

EX-99.17(b)         Registrant's  Registration  Statement  Part  A  and  Part  B
                    relating to the Victory  Stock Index Fund,  Victory  Special
                    Growth  Fund, and  Victory  Diversified  Stock  Fund   is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 31 to the

                    Registrant's Registration Statement on Form N-1A as filed electronically on February 7, 1997, accession number 0000922423-97-000066, as supplemented by Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A as filed electronically on June 27, 1997, accession number 0000922423-97-000530, as supplemented on August 29, 1997, accession number 0000922423-97-000710, and as supplemented on December 1, 1997, accession number 0000922423-97-000986.

EX-99.17(c)         Registration  Statement of the SBSF Funds,  Inc.  (d/b/a Key
                    Mutual Funds) Part A and Part B, including audited financial statements as of November 30, 1996 are  incorporated  herein by  reference  to  Post-Effective  Amendment  No.  30 to Key
                    Mutual Fund's  Registration  Statement on Form N-1A as filed
                    electronically   on  March  28,   1997,   accession   number
                    0000950152-97-002413,  as  supplemented  on August 29, 1997, accession number 0000925421-97-000046, and on October 1, 1997 accession number 0000925421-97-000054.

EX-99.17(d)         Audited  annual  reports of Key Mutual Funds relating to the
                    Key     Stock     Index     Fund,      accession      number
                    00000906197-98-000011,   Key  Money   Market   Mutual  Fund,
                    accession  number  0000906197-98-000010,   KeyChoice  Growth
                    Fund,  KeyChoice  Income  and  Growth  Fund,  and  KeyChoice
                    Moderate Growth Fund, accession number 0000906197-98-000012,
                    SBSF  Fund,  SBSF  Convertible  Securities  Fund,  and  SBSF
                    Capital Growth Fund, accession number 0000906197- 98-000013, as of November 30, 1997 are incorporated herein by reference
                    to  Key  Mutual   Funds'   Form   N-30D   filings  as  filed
                    electronically on January 28, 1998.

EX-99.17(e)         Audited annual report of The Victory Portfolios  relating to all of the portfolios as of October 31, 1997 is incorporated herein by reference to The Victory Portfolios' Form N-30D as filed electronically on December 24, 1997, accession number
                    0000906197-97-000068.

EX-99.17(f)         Unaudited semi-annual report of Key Mutual Funds relating to the SBSF  Fund and SBSF  Capital  Growth  Fund as of May 31,
                    1997 is  incorporated  herein  by  reference  to Key  Mutual
                    Funds' Form N-30D as filed electronically on July 31, 1997, accession number 0000906197-97-000047.

Item 17.            Undertakings

   (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

   (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, the 9th day of June, 1998.


                                  THE VICTORY PORTFOLIOS
                                  (Registrant)

                                  By:  /s/Leigh A. Wilson
                                     --------------------
                                       Leigh A. Wilson
                                       President and Trustee


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities indicated on the 9th day of June, 1998.



/s/Roger Noall                     Chairman of the Board and Trustee
------------------------
Roger Noall


/s/Leigh A. Wilson                 President and Trustee
------------------------
Leigh A. Wilson


/s/Thomas E. Line                  Treasurer
------------------------
Thomas E. Line




*                                  Trustee
------------------------
Edward P. Campbell


*                                  Trustee
------------------------
Harry Gazelle


*                                  Trustee
------------------------
Thomas F. Morrisey


*                                  Trustee
------------------------
H. Patrick Swygert


*                                  Trustee
------------------------
Frank A. Weil


*                                  Trustee
------------------------
Eugene J. McDonald



*By: /s/ Carl Frischling
------------------------
        Carl Frischling
        Attorney-in-Fact


* Attorney-in-fact pursuant to powers of attorney filed with Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A on February 26, 1998 and Pre-Effective Amendment No. 2 to Registrant's Registration Statement Form N-14 on February 3, 1998